ASSET RETIREMENT OBLIGATIONS - Schedule of Provision for Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Balance at beginning of period	$ 457,083	$ 525,589	$ 346,124
Additions	3,250	24,395	96,292
Accretion	26,926	27,569	24,396
Asset retirement costs	(5,961)	(4,889)	(2,879)
Disposals	(17,300)	(16,779)	(16,500)
Revisions to restimate	42,650	(98,802)	78,156
Balance at end of period	506,648	457,083	525,589
Less: Current asset retirement obligations	5,402	4,529	3,399
Non-current asset retirement obligations	501,246	452,554	522,190
Increase (decrease) in liability	42,650	(98,802)	78,156
Increase (decrease) attributable to change in discount rate	27,830	(144,656)	109,306
Increase (decrease) attributable to change in cost revisions	16,059	29,357
Increase (decrease) attributable to change in timing	$ (1,239)	$ 16,497	$ (27,038)